Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following at December 31, 2019 and March 31, 2019:

	December 31, 2019	March 31, 2019
Leasehold Improvements	$113,608	$98,444
Furniture and Fixtures	87,791	154,777
Vehicles	103,511	103,511
Equipment	19,473,184	18,689,140
Tooling	126,190	117,390
Construction in Progress	2,574,828	3,352,669
Total property and equipment	$22,479,112	$22,515,931
Less accumulated depreciation	(2,403,717)	(516,144)
Net property and equipment	20,075,395	21,999,787

Property and equipment consisted of the following at March 31, 2019, March 31, 2018 and December 31, 2017:

	March 31, 2019	March 31, 2018	December 31, 2017
Leasehold Improvements	$98,444	$17,772	$15,475
Furniture and Fixtures	154,777	8,102	33,751
Vehicles	103,511	89,388	36,500
Equipment	18,689,140	879,871	184,626
Tooling	117,390	359,351	579,951
Construction in Progress	3,352,669	-	-
Total property and equipment	$22,515,931	$1,354,484	$847,303
Less accumulated depreciation	(516,144)	(113,158)	(77,861)
Net equipment	21,999,787	1,241,326	769,442